CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Assets
Cash and cash equivalents	$ 33,029	$ 94,881
Restricted cash	35,833	14,673
Loans receivable, net of allowance for loan losses US$99 thousand and US$554 thousand as of December 31, 2017 and 2018, respectively	8,427	627
Constract asset, net	1,373
Safeguard Program asset		7,212
Receivables, prepayments and other assets	11,898	14,305
Property equipment and software, net	5,576	5,830
Total assets	96,136	137,528
Liabilities:
Safeguard Program payable		17,950
Accrued liabilities	90,667	51,895
Income tax payable	2,801	2,008
Constract liabilities	708
Deferred revenue	1,043	6,637
Total liabilities	95,219	78,490
Commitments and contingencies (Note 15)
Shareholders’(deficit) equity
Ordinary shares, US$0.0001 par value, 500,000,000 shares authorized, 64,702,673 and 65,759,210 shares issued and outstanding as of December 31, 2017 and 2018, respectively	6	6
Additional paid-in capital	283,888	281,471
Accumulated other comprehensive income	201	(743)
Accumulated deficit	(283,178)	(221,696)
Total shareholders’(deficit) equity	917	59,038
Total liabilities and shareholders’ (deficit)/equity	$ 96,136	$ 137,528